Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.7%)
U.S. Government Securities (97.7%)
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	112,785	115,500
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,320,116	1,364,683
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,205,504	1,261,266
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,346,437	1,418,407
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,290,633	1,376,966
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	717,552	766,219
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,166,541	1,245,306
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,023,472	1,094,810
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,209,255	1,299,208
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	772,774	886,899
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	941,987	1,010,443
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,163,512	1,269,517
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	1,008,332	1,091,066
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	1,012,657	1,117,905
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	527,729	615,397
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	723,384	783,183
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	946,647	1,032,601
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	934,658	1,032,085
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	457,557	556,380
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	966,335	1,074,919
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	1,016,965	1,138,858
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	435,004	523,652
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	434,694	580,885
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	881,898	1,009,655
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	735,094	849,511
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	389,249	498,504
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	496,861	692,846
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	895,305	995,906
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	912,400	1,002,517
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,013,518	1,117,899
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,104,144	1,212,167
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	401,669	442,533
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	163,051	238,679
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	238,251	354,455
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	333,121	501,376
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	555,855	676,860
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	428,303	510,097
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	597,002	819,331
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	654,224	804,521
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	337,884	439,740
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	417,933	535,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	323,218	428,582
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	311,320	417,040
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	437,425	492,797
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	657,890	721,219
	United States Treasury Note/Bond	0.500%	10/31/27	105,000	100,784
	United States Treasury Note/Bond	1.750%	11/15/29	125,000	128,477
	United States Treasury Note/Bond	0.875%	11/15/30	165,000	156,647
	United States Treasury Note/Bond	1.250%	8/15/31	268,000	261,551
Total U.S. Government and Agency Obligations (Cost $34,688,318)					38,065,214
				Shares
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[2]	Vanguard Market Liquidity Fund (Cost $832,598)	0.068%		8,326,053	832,605
Total Investments (99.9%) (Cost $35,520,916)					38,897,819
Other Assets and Liabilities—Net (0.1%)					49,497
Net Assets (100%)					38,947,316
Cost is in $000.
1	Securities with a value of $9,169,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2021	4,608	1,014,012	(553)
Ultra Long U.S. Treasury Bond	December 2021	1,367	261,182	(349)
				(902)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2021	(9,118)	(1,119,163)	(657)
				(1,559)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. The fund had no open options contracts on futures at September 30, 2021.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,065,214	—	38,065,214
Temporary Cash Investments	832,605	—	—	832,605
Total	832,605	38,065,214	—	38,897,819

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,559	—	—	1,559
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.